OTHER INCOME AND EXPENSES AND LOSSES PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
OTHER INCOME AND EXPENSES AND LOSSES PER SHARE
Schedule of other operating income/expenses

	For the year ended December 31,
	2022	2023	2024	2024
	VND million	VND million	VND million	USD
Other operating income
Foreign exchange gains	77,466	—	—	—
Voucher terminated	47,760	207,098	—	—
Interest due to late payment from customers	—	163,754	268,578	11,036,696
Others	120,953	104,896	129,513	5,322,088
Total	246,179	475,748	398,091	16,358,784
Other operating expenses
Foreign exchange losses	881,889	695,050	1,035,914	42,568,893
Penalties	134,143	1,131,947	1,496,341	61,489,254
Written off and disposal of long-lived assets	—	81,165	570,050	23,425,108
Others	109,288	139,601	503,945	20,708,650
Total	1,125,320	2,047,763	3,606,250	148,191,905
Net other operating expenses	(879,141)	(1,572,015)	(3,208,159)	(131,833,121)

Schedule of finance income

	For the year ended December 31,
	2022	2023	2024	2024
	VND million	VND million	VND million	USD
Interest income on loan receivables	156,892	376,843	291,428	11,975,673
Interest income on sales-type lease	1,749	29,410	61,339	2,520,608
Others	4,479	16,493	1,763	72,447
Total	163,120	422,746	354,530	14,568,728

Schedule of finance costs

	For the year ended December 31,
	2022	2023	2024	2024
	VND million	VND million	VND million	USD
Contractual coupons on loans and borrowings	6,527,870	10,129,306	15,661,165	643,565,441
Change in amortized costs of financial instruments measured at amortized cost	2,124,550	3,189,365	2,893,999	118,923,320
Others	76,859	463,434	552,986	22,723,896
Total	8,729,279	13,782,105	19,108,150	785,212,657

Schedule of basic loss per share and diluted loss per share calculated in accordance with ASC 260

	For the year ended December 31,
	2022	2023	2024	2024
	VND million	VND million	VND million	USD
Net loss attributable to controlling interests	(52,887,812)	(60,168,126)	(77,265,364)	(3,175,071,461)
Net loss attributable to controlling interests adjusted for the effect of dilution	(52,887,812)	(60,168,126)	(77,265,364)	(3,175,071,461)

				Unit: Shares
Weighted average number of ordinary shares for basic earnings per share	2,299,008,659	2,310,823,009	2,338,415,230	2,338,415,230
Weighted average number of ordinary shares adjusted for the effect of dilution	2,299,008,659	2,310,823,009	2,338,415,230	2,338,415,230

	For the year ended December 31,
	2022	2023	2024	2024
	VND	VND	VND	USD
Basic loss per share	(23,005)	(26,038)	(33,042)	(1.4)
Diluted loss per share	(23,005)	(26,038)	(33,042)	(1.4)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

For the year ended December 31, 2024
DPS (Note 22)	417,238,973
Number of outstanding warrants (Note 22)	3,321,002